Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Issuance of Warrants

Cash convertible notes	Issued on	Number of share warrants issued (in millions)	Exercise price per share	Proceeds from issuance of warrants, net of issuance costs (in millions)	Warrants expire over a period of 50 trading days beginning on
2023	September 13, 2017	9.7	$49.9775	$45.3	June 26, 2023
2024	November 13, 2018	10.9	$50.2947	$72.4	August 27, 2024

Accumulated Other Comprehensive Loss
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2022 and 2021:

(in thousands)	2022	2021
Net unrealized (loss) income on hedging contracts, net of tax	($15,637)	$1,245
Net unrealized gain (loss) on pension, net of tax	645	(588)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $13.2 million and $12.4 million, respectively	(33,311)	(30,768)
Foreign currency translation adjustments	(355,788)	(296,559)
Accumulated other comprehensive loss	($404,091)	($326,670)